Combined Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net revenues
Revenues	$ 0	$ 21,818	$ 15,256
Operating cost and expenses
Compensation and benefits	0	15,808	5,114
Share-based compensation expense	236	102	753
Sales and marketing expenses	530	3,131	2,117
General and administrative expenses	2,919	3,551	5,301
Asset impairment loss	0	0	5,305
Total operating cost and expenses	3,685	22,592	18,590
Loss from operations	(3,685)	(774)	(3,334)
Other income/(expenses)
Interest income/(expense)	121	(61)	141
Other (expense)/ income, net	(2,109)	70	32
Total other (expense)/income, net	(1,988)	9	173
Loss before income tax expense	(5,673)	(765)	(3,161)
Income tax expense	117	0	0
Net loss and comprehensive loss from continuing operations, net of tax	(5,790)	(765)	(3,161)
Discontinued operations
(Loss)/ income for the year from discontinued operations, net of income taxes	421	22	(308)
Net loss and comprehensive loss for the year	$ (5,369)	$ (743)	$ (3,469)
(Loss)/ income per share
(Loss)/ income per share from continuing operations, ordinary share - basic (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.06)
(Loss)/ income per share from continuing operations, ordinary share - diluted (in dollars per share)	(0.07)	(0.01)	(0.06)
(Loss)/ income per share from discontinued operations, ordinary share - basic (in dollars per share)	0	0	(0.01)
(Loss)/ income per share from discontinued operations, ordinary share - diluted (in dollars per share)	0	0	(0.01)
(Loss)/ income per share from continuing and discontinued operations, ordinary share - basic (in dollars per share)	(0.06)	(0.01)	(0.06)
(Loss)/ income per share from continuing and discontinued operations, ordinary share - diluted (in dollars per share)	$ (0.06)	$ (0.01)	$ (0.06)
Weighted average number outstanding:
Weighted average number outstanding - basic (in shares)	88,131,148	56,000,000	56,000,000
Weighted average number outstanding - diluted (in shares)	88,131,148	56,000,000	56,000,000
Insurance Referral Services [Member]
Net revenues
Revenues	$ 0	$ 21,818	$ 15,256